Average Annual Total Returns	InvestEd 90 Portfolio Current Blended Benchmark 1 year	InvestEd 90 Portfolio Current Blended Benchmark Lifetime	InvestEd 90 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 90 Portfolio Russell 3000 Index 1 year	InvestEd 90 Portfolio Russell 3000 Index Lifetime	InvestEd 90 Portfolio Russell 3000 Index Class Service return before taxes	InvestEd 90 Portfolio Bloomberg US Universal Index 1 year	InvestEd 90 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 90 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 90 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 90 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 90 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 90 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 90 Portfolio MSCI ACWI ex U.S.A. IMI Index Lifetime	InvestEd 90 Portfolio MSCI ACWI ex U.S.A. IMI Index Class Service return before taxes	InvestEd 90 Portfolio InvestEd 90 Portfolio 1 year	InvestEd 90 Portfolio InvestEd 90 Portfolio Lifetime	InvestEd 90 Portfolio InvestEd 90 Portfolio Class Service return before taxes	InvestEd 80 Portfolio Current Blended Benchmark 1 year	InvestEd 80 Portfolio Current Blended Benchmark Lifetime	InvestEd 80 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 80 Portfolio Russell 3000 Index 1 year	InvestEd 80 Portfolio Russell 3000 Index Lifetime	InvestEd 80 Portfolio Russell 3000 Index Class Service return before taxes	InvestEd 80 Portfolio Bloomberg US Universal Index 1 year	InvestEd 80 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 80 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 80 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 80 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 80 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 80 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 80 Portfolio MSCI ACWI ex U.S.A. IMI Index Lifetime	InvestEd 80 Portfolio MSCI ACWI ex U.S.A. IMI Index Class Service return before taxes	InvestEd 80 Portfolio InvestEd 80 Portfolio 1 year	InvestEd 80 Portfolio InvestEd 80 Portfolio Lifetime	InvestEd 80 Portfolio InvestEd 80 Portfolio Class Service return before taxes	InvestEd 70 Portfolio Current Blended Benchmark 1 year	InvestEd 70 Portfolio Current Blended Benchmark 5 years	InvestEd 70 Portfolio Current Blended Benchmark 10 years	InvestEd 70 Portfolio Russell 3000 Index 1 year	InvestEd 70 Portfolio Russell 3000 Index 5 years	InvestEd 70 Portfolio Russell 3000 Index 10 years	InvestEd 70 Portfolio Bloomberg US Universal Index 1 year	InvestEd 70 Portfolio Bloomberg US Universal Index 5 years	InvestEd 70 Portfolio Bloomberg US Universal Index 10 years	InvestEd 70 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 70 Portfolio Bloomberg 1-3 Year Gov/Credit Index 5 years	InvestEd 70 Portfolio Bloomberg 1-3 Year Gov/Credit Index 10 years	InvestEd 70 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 70 Portfolio MSCI ACWI ex U.S.A. IMI Index 5 years	InvestEd 70 Portfolio MSCI ACWI ex U.S.A. IMI Index 10 years	InvestEd 70 Portfolio InvestEd 70 Portfolio 1 year	InvestEd 70 Portfolio InvestEd 70 Portfolio 5 years	InvestEd 70 Portfolio InvestEd 70 Portfolio 10 years	InvestEd 60 Portfolio Current Blended Benchmark 1 year	InvestEd 60 Portfolio Current Blended Benchmark 5 years	InvestEd 60 Portfolio Current Blended Benchmark 10 years	InvestEd 60 Portfolio Russell 3000 Index 1 year	InvestEd 60 Portfolio Russell 3000 Index 5 years	InvestEd 60 Portfolio Russell 3000 Index 10 years	InvestEd 60 Portfolio Bloomberg US Universal Index 1 year	InvestEd 60 Portfolio Bloomberg US Universal Index 5 years	InvestEd 60 Portfolio Bloomberg US Universal Index 10 years	InvestEd 60 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 60 Portfolio Bloomberg 1-3 Year Gov/Credit Index 5 years	InvestEd 60 Portfolio Bloomberg 1-3 Year Gov/Credit Index 10 years	InvestEd 60 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 60 Portfolio MSCI ACWI ex U.S.A. IMI Index 5 years	InvestEd 60 Portfolio MSCI ACWI ex U.S.A. IMI Index 10 years	InvestEd 60 Portfolio InvestEd 60 Portfolio 1 year	InvestEd 60 Portfolio InvestEd 60 Portfolio 5 years	InvestEd 60 Portfolio InvestEd 60 Portfolio 10 years	InvestEd 50 Portfolio Current Blended Benchmark 1 year	InvestEd 50 Portfolio Current Blended Benchmark Lifetime	InvestEd 50 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 50 Portfolio Russell 3000 Index 1 year	InvestEd 50 Portfolio Russell 3000 Index Lifetime	InvestEd 50 Portfolio Russell 3000 Index Class Service return before taxes	InvestEd 50 Portfolio Bloomberg US Universal Index 1 year	InvestEd 50 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 50 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 50 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 50 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 50 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 50 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 50 Portfolio MSCI ACWI ex U.S.A. IMI Index Lifetime	InvestEd 50 Portfolio MSCI ACWI ex U.S.A. IMI Index Class Service return before taxes	InvestEd 50 Portfolio InvestEd 50 Portfolio 1 year	InvestEd 50 Portfolio InvestEd 50 Portfolio Lifetime	InvestEd 50 Portfolio InvestEd 50 Portfolio Class Service return before taxes	InvestEd 40 Portfolio Current Blended Benchmark 1 year	InvestEd 40 Portfolio Current Blended Benchmark 5 years	InvestEd 40 Portfolio Current Blended Benchmark 10 years	InvestEd 40 Portfolio Russell 3000 Index 1 year	InvestEd 40 Portfolio Russell 3000 Index 5 years	InvestEd 40 Portfolio Russell 3000 Index 10 years	InvestEd 40 Portfolio Bloomberg US Universal Index 1 year	InvestEd 40 Portfolio Bloomberg US Universal Index 5 years	InvestEd 40 Portfolio Bloomberg US Universal Index 10 years	InvestEd 40 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 40 Portfolio Bloomberg 1-3 Year Gov/Credit Index 5 years	InvestEd 40 Portfolio Bloomberg 1-3 Year Gov/Credit Index 10 years	InvestEd 40 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 40 Portfolio MSCI ACWI ex U.S.A. IMI Index 5 years	InvestEd 40 Portfolio MSCI ACWI ex U.S.A. IMI Index 10 years	InvestEd 40 Portfolio InvestEd 40 Portfolio 1 year	InvestEd 40 Portfolio InvestEd 40 Portfolio 5 years	InvestEd 40 Portfolio InvestEd 40 Portfolio 10 years	InvestEd 30 Portfolio Current Blended Benchmark 1 year	InvestEd 30 Portfolio Current Blended Benchmark Lifetime	InvestEd 30 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 30 Portfolio Russell 3000 Index 1 year	InvestEd 30 Portfolio Russell 3000 Index Lifetime	InvestEd 30 Portfolio Russell 3000 Index Class Service return before taxes	InvestEd 30 Portfolio Bloomberg US Universal Index 1 year	InvestEd 30 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 30 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 30 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 30 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 30 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 30 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 30 Portfolio MSCI ACWI ex U.S.A. IMI Index Lifetime	InvestEd 30 Portfolio MSCI ACWI ex U.S.A. IMI Index Class Service return before taxes	InvestEd 30 Portfolio InvestEd 30 Portfolio 1 year	InvestEd 30 Portfolio InvestEd 30 Portfolio Lifetime	InvestEd 30 Portfolio InvestEd 30 Portfolio Class Service return before taxes	InvestEd 20 Portfolio Current Blended Benchmark 1 year	InvestEd 20 Portfolio Current Blended Benchmark Lifetime	InvestEd 20 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 20 Portfolio Russell 3000 Index 1 year	InvestEd 20 Portfolio Russell 3000 Index Lifetime	InvestEd 20 Portfolio Russell 3000 Index Class Service return before taxes	InvestEd 20 Portfolio Bloomberg US Universal Index 1 year	InvestEd 20 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 20 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 20 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 20 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 20 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 20 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 20 Portfolio MSCI ACWI ex U.S.A. IMI Index Lifetime	InvestEd 20 Portfolio MSCI ACWI ex U.S.A. IMI Index Class Service return before taxes	InvestEd 20 Portfolio InvestEd 20 Portfolio 1 year	InvestEd 20 Portfolio InvestEd 20 Portfolio Lifetime	InvestEd 20 Portfolio InvestEd 20 Portfolio Class Service return before taxes	InvestEd 10 Portfolio Current Blended Benchmark 1 year	InvestEd 10 Portfolio Current Blended Benchmark Lifetime	InvestEd 10 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 10 Portfolio Russell 3000 Index 1 year	InvestEd 10 Portfolio Russell 3000 Index Lifetime	InvestEd 10 Portfolio Russell 3000 Index Class Service return before taxes	InvestEd 10 Portfolio Bloomberg US Universal Index 1 year	InvestEd 10 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 10 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 10 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 10 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 10 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 10 Portfolio MSCI ACWI ex U.S.A. IMI Index 1 year	InvestEd 10 Portfolio MSCI ACWI ex U.S.A. IMI Index Lifetime	InvestEd 10 Portfolio MSCI ACWI ex U.S.A. IMI Index Class Service return before taxes	InvestEd 10 Portfolio InvestEd 10 Portfolio 1 year	InvestEd 10 Portfolio InvestEd 10 Portfolio Lifetime	InvestEd 10 Portfolio InvestEd 10 Portfolio Class Service return before taxes	InvestEd 0 Portfolio Current Blended Benchmark 1 year	InvestEd 0 Portfolio Current Blended Benchmark Lifetime	InvestEd 0 Portfolio Current Blended Benchmark Class Service return before taxes	InvestEd 0 Portfolio Bloomberg US Universal Index 1 year	InvestEd 0 Portfolio Bloomberg US Universal Index Lifetime	InvestEd 0 Portfolio Bloomberg US Universal Index Class Service return before taxes	InvestEd 0 Portfolio Bloomberg 1-3 Year Gov/Credit Index 1 year	InvestEd 0 Portfolio Bloomberg 1-3 Year Gov/Credit Index Lifetime	InvestEd 0 Portfolio Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	InvestEd 0 Portfolio InvestEd 0 Portfolio 1 year	InvestEd 0 Portfolio InvestEd 0 Portfolio Lifetime	InvestEd 0 Portfolio InvestEd 0 Portfolio Class Service return before taxes
Total	17.05%	12.72%	Sep. 18, 2017	25.66%	17.88%	Sep. 18, 2017	(1.10%)	3.59%	Sep. 18, 2017	(0.47%)	1.90%	Sep. 18, 2017	8.53%	6.55%	Sep. 18, 2017	14.56%	11.85%	Sep. 18, 2017	15.17%	18.75%	Sep. 01, 2020	25.66%	27.15%	Sep. 01, 2020	(1.10%)	(0.14%)	Sep. 01, 2020	(0.47%)	(0.20%)	Sep. 01, 2020	8.53%	17.51%	Sep. 01, 2020	12.66%	16.11%	Sep. 01, 2020	13.14%	11.80%	10.29%	25.66%	17.97%	16.30%	(1.10%)	3.84%	3.31%	(0.47%)	1.85%	1.39%	8.53%	9.83%	7.57%	10.73%	11.85%	10.44%	11.15%	10.67%	9.30%	25.66%	17.97%	16.30%	(1.10%)	3.84%	3.31%	(0.47%)	1.85%	1.39%	8.53%	9.83%	7.57%	8.78%	10.02%	8.55%	9.17%	11.58%	Sep. 01, 2020	25.66%	27.15%	Sep. 01, 2020	(1.10%)	(0.14%)	Sep. 01, 2020	(0.47%)	(0.20%)	Sep. 01, 2020	8.53%	17.51%	Sep. 01, 2020	6.72%	9.13%	Sep. 01, 2020	7.06%	8.30%	7.21%	25.66%	17.97%	16.30%	(1.10%)	3.84%	3.31%	(0.47%)	1.85%	1.39%	8.53%	9.83%	7.57%	4.65%	6.89%	5.90%	5.02%	6.76%	Sep. 01, 2020	25.66%	27.15%	Sep. 01, 2020	(1.10%)	(0.14%)	Sep. 01, 2020	(0.47%)	(0.20%)	Sep. 01, 2020	8.53%	17.51%	Sep. 01, 2020	2.61%	4.41%	Sep. 01, 2020	3.33%	5.43%	Sep. 18, 2017	25.66%	17.88%	Sep. 18, 2017	(1.10%)	3.59%	Sep. 18, 2017	(0.47%)	1.90%	Sep. 18, 2017	8.53%	6.55%	Sep. 18, 2017	0.81%	4.35%	Sep. 18, 2017	1.36%	2.22%	Sep. 01, 2020	25.66%	27.15%	Sep. 01, 2020	(1.10%)	(0.14%)	Sep. 01, 2020	(0.47%)	(0.20%)	Sep. 01, 2020	8.53%	17.51%	Sep. 01, 2020	(1.20%)	(0.03%)	Sep. 01, 2020	(0.63%)	2.33%	Sep. 18, 2017	(1.10%)	3.59%	Sep. 18, 2017	(0.47%)	1.90%	Sep. 18, 2017	(3.39%)	1.26%	Sep. 18, 2017